WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 86.8%
COMMUNICATION SERVICES - 16.0%
Diversified Telecommunication Services - 3.4%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,100,000	$1,003,739	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	4,100,000	3,638,709	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,190,000	3,345,209	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,700,000	1,791,375	(a)
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	1,640,000	1,594,900	(a)

Total Diversified Telecommunication Services				11,373,932

Entertainment - 1.1%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	985,248	(a)
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	758,675
Netflix Inc., Senior Notes	6.375%	5/15/29	1,750,000	2,037,822

Total Entertainment				3,781,745

Media - 7.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,233,000	1,246,760	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,273,627	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	100,000	96,477	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	2,110,000	2,195,233	(a)
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,710,000	1,712,138	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,737,000	5,742,737
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,738,000	7,845,133
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,060,000	1,119,667	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	540,000	537,924	(a)

Total Media				23,769,696

Wireless Telecommunication Services - 4.3%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,080,000	2,024,859	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	800,000	811,260	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	950,000	841,719	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	360,000	$300,125	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	5,098,797
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	180,565
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,400,934
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	604,836
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000	528,000	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000	343,200	(a)

Total Wireless Telecommunication Services				14,134,295

TOTAL COMMUNICATION SERVICES				53,059,668

CONSUMER DISCRETIONARY - 19.3%
Auto Components - 2.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	3,790,262	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	570,000	602,721	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,980,000	2,026,530
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	1,560,000	1,448,850	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000	1,350,700	(a)

Total Auto Components				9,219,063

Automobiles - 1.6%
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,320,000	2,692,650
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	202,099
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	500,000	504,375
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	750,000	748,238	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,340,000	1,284,343	(a)

Total Automobiles				5,431,705

Diversified Consumer Services - 1.8%
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000	801,542	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	840,000	811,604	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000	1,191,926
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	3,116,000	3,145,493	(a)

Total Diversified Consumer Services				5,950,565

See Notes to Schedule of Investments.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 11.3%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000		$1,618,575	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	470,000		483,628	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,910,000		1,857,179	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	3,670,000		3,163,154	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,540,000		1,546,368	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		648,514	(a)
Melco Resorts Finance Ltd., Senior Notes	5.750%	7/21/28	1,400,000		1,276,786	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	2,620,000		2,705,648	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,170,000		1,148,115	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,175,000	GBP	1,482,349	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	1,495,000	GBP	1,924,318	(b)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,000,000		1,031,000	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000		769,964	(a)
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	600,000	EUR	654,027	(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	4,370,000		4,080,138	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	980,000		927,580	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,550,000		1,724,538	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	750,000		715,260	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,450,000	GBP	3,110,410	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	1,300,000		1,182,057	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	2,540,000		2,233,422	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	950,000		828,685	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	590,000		501,500	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000		1,525,839	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	330,000		344,050	(a)

Total Hotels, Restaurants & Leisure					37,483,104

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.8%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	2,290,000	$2,008,021	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	400,000	374,648	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	490,000	505,190	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,180,000	1,182,950	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000	526,133	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000	1,357,587

Total Specialty Retail				5,954,529

TOTAL CONSUMER DISCRETIONARY				64,038,966

CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,080,000	997,045	(a)

Food Products - 0.9%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000	453,332
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,365,000	2,433,549	(a)

Total Food Products				2,886,881

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	915,000	931,603

Tobacco - 0.0%††
Vector Group Ltd., Senior Notes	10.500%	11/1/26	170,000	174,830	(a)

TOTAL CONSUMER STAPLES				4,990,359

ENERGY - 15.4%
Energy Equipment & Services - 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,000,000	916,935	(a)

Oil, Gas & Consumable Fuels - 15.1%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000	761,258
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000	887,517	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	750,000	789,300	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000	183,823
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000	134,495
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000	555,250
Ecopetrol SA, Senior Notes	6.875%	4/29/30	350,000	366,790

See Notes to Schedule of Investments.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	$1,308,990
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	310,000	307,260	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	2,150,000	1,948,437	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,590,000	1,524,412	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,990,000	1,955,175	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	370,000	377,887	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	330,000	345,659	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,590,000	1,609,557
EQT Corp., Senior Notes	5.000%	1/15/29	870,000	919,290
EQT Corp., Senior Notes	7.500%	2/1/30	150,000	179,176
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	700,000	695,688	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	1,074,037
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	804,057	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	1,051,768	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	760,000	799,900	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,400,000	1,426,061	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	420,000	456,221
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	691,670
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	569,135
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	473,425

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000		$601,762
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	390,000		397,582	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000		1,124,230
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000		2,470,408
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,950,000		2,026,196
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000		4,626,396
Range Resources Corp., Senior Notes	5.000%	3/15/23	600,000		607,440
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000		426,865
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000		482,715
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000		596,340	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000		602,720	(a)
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	550,000		545,724	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000		594,345
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	120,000		130,780
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,970,000		1,763,928	(a)
Vesta Energy Corp., Senior Notes	10.000%	10/15/25	820,000	CAD	638,047	(a)
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	180,000		185,432
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000		557,064
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	3,840,000		3,912,902
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000		555,328
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		424,861

See Notes to Schedule of Investments.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	$1,907,797
YPF SA, Senior Notes	8.500%	7/28/25	3,610,000	2,885,834	(a)

Total Oil, Gas & Consumable Fuels				50,260,934

TOTAL ENERGY				51,177,869

FINANCIALS - 10.2%
Banks - 6.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	720,000	707,148	(a)(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	800,000	855,000	(c)(d)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	476,000	493,608
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	961,875	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,760,000	2,664,532	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	810,000	883,463	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	740,000	768,675	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,950,000	4,011,027	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,502,069	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	300,000	308,250	(c)(d)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000	$886,982	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000	299,425	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	727,563	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,590,000	2,667,578	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,410,000	2,542,029	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,065,267	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,306,653	(a)(d)

Total Banks				22,651,144

Capital Markets - 1.1%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	700,000	724,605	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,840,000	2,958,726	(a)(c)(d)

Total Capital Markets				3,683,331

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000	610,957
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	727,128

Total Consumer Finance				1,338,085

Diversified Financial Services - 1.8%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	715,000	594,619	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,446,619	4,231,736	(a)(e)

See Notes to Schedule of Investments.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	690,000		$676,545	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000		316,078

Total Diversified Financial Services					5,818,978

Thrifts & Mortgage Finance - 0.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000		430,452	(a)

TOTAL FINANCIALS					33,921,990

HEALTH CARE - 6.5%
Health Care Providers & Services - 1.7%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,920,000		1,994,726	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,255,000
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	480,000		497,506	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000		539,573	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000		1,029,540	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	460,000		458,452	(a)

Total Health Care Providers & Services					5,774,797

Pharmaceuticals - 4.8%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000		212,940	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,684,000		2,699,098	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000		1,445,339	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	610,000		615,822	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	810,000	GBP	999,713	(a)
Endo Luxembourg Finance Co. I Sarl/ Endo US Inc., Senior Secured Notes	6.125%	4/1/29	1,690,000		1,591,042	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,840,000		1,832,971
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,480,000		4,393,536

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000	$1,773,530
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000	483,763

Total Pharmaceuticals				16,047,754

TOTAL HEALTH CARE				21,822,551

INDUSTRIALS - 6.9%
Aerospace & Defense - 0.4%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,340,000	1,400,782	(a)

Airlines - 4.0%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	850,000	870,460	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,230,000	3,258,149
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	454,705
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	415,688
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,579,217	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,350,000	1,425,775	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,746,000	1,899,648	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	1,270,000	1,284,205

Total Airlines				13,187,847

Building Products - 0.2%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	820,000	740,337	(a)

Commercial Services & Supplies - 0.8%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	2,130,000	2,165,987
CoreCivic Inc., Senior Notes	4.750%	10/15/27	570,000	505,684

Total Commercial Services & Supplies				2,671,671

Construction & Engineering - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	690,000	683,141	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	650,000	644,150	(a)

Total Construction & Engineering				1,327,291

Machinery - 0.3%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	940,000	972,900

See Notes to Schedule of Investments.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.8%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	750,000	$747,026	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	530,000	493,539	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	655,000	677,205
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	623,304

Total Trading Companies & Distributors				2,541,074

TOTAL INDUSTRIALS				22,841,902

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 1.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,270,000	4,256,272	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	58,755	(a)

Total Communications Equipment				4,315,027

IT Services - 0.3%
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	811,407	(a)

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	1,046,225	(a)

Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,440,192	0	*(e)(f)(g)(h)(i)

Technology Hardware, Storage & Peripherals - 1.2%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	740,653
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,423,285
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	216,118
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	666,250	(a)

Total Technology Hardware, Storage & Peripherals				4,046,306

TOTAL INFORMATION TECHNOLOGY				10,218,965

MATERIALS - 5.1%
Chemicals - 0.2%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK, 10.000% PIK or 10.000% Cash)	10.000%	8/15/26	525,400	549,151	(a)(e)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 1.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,495,000	$3,350,971	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	475,839	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	426,810
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	800,857	(a)

Total Containers & Packaging				5,054,477

Metals & Mining - 3.4%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,462,615
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	2,070,000	2,074,658	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	300,000	308,583	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	386,918
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	410,000	428,522
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	315,081
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,289,904
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	307,580
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,733,941
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	928,871

Total Metals & Mining				11,236,673

TOTAL MATERIALS				16,840,301

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	690,000	729,730
GEO Group Inc., Senior Notes	5.875%	10/15/24	900,000	794,984
GEO Group Inc., Senior Notes	6.000%	4/15/26	750,000	619,984

Total Equity Real Estate Investment Trusts (REITs)				2,144,698

Real Estate Management & Development - 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	38,100	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000	74,000	*(b)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,750,000	1,491,000	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000	70,000	(b)

See Notes to Schedule of Investments.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	200,000	$36,300	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	300,000	54,825	(b)

Total Real Estate Management & Development				1,764,225

TOTAL REAL ESTATE				3,908,923

UTILITIES - 1.6%
Electric Utilities - 1.0%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000	1,579,460
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,200,000	1,153,974	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	910,000	786,240	(a)

Total Electric Utilities				3,519,674

Gas Utilities - 0.6%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,930,000	1,973,290

TOTAL UTILITIES				5,492,964

TOTAL CORPORATE BONDS & NOTES (Cost - $269,578,992)				288,314,458

SOVEREIGN BONDS - 5.0%
Argentina - 1.0%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	164,491	54,682
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	350,000	262,395	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	4,465,000	2,883,943	(a)

Total Argentina				3,201,020

Bahamas - 0.4%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	830,000	786,641	(a)
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	670,000	596,300	(a)

Total Bahamas				1,382,941

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	430,000		$428,671	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	730,000		719,145	(a)

Total Dominican Republic					1,147,816

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	599,000		353,416	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	173,000		152,024	(a)

Total Ecuador					505,440

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,000,000		683,340	(a)

Indonesia - 0.7%
Indonesia Treasury Bond	7.000%	5/15/22	31,811,000,000	IDR	2,234,562

Mexico - 1.5%
Mexican Bonos, Bonds	6.500%	6/9/22	18,070,000	MXN	881,510
Mexican Bonos, Senior Notes	7.750%	11/13/42	86,380,000	MXN	4,040,472

Total Mexico					4,921,982

Russia - 0.8%
Russian Federal Bond - OFZ	7.750%	9/16/26	183,580,000	RUB	1,009,476
Russian Federal Bond - OFZ	8.150%	2/3/27	90,000,000	RUB	499,910
Russian Federal Bond - OFZ	7.050%	1/19/28	137,820,000	RUB	685,702
Russian Federal Bond - OFZ	6.900%	5/23/29	91,110,000	RUB	425,751

Total Russia					2,620,839

TOTAL SOVEREIGN BONDS (Cost - $21,216,844)					16,697,940

SENIOR LOANS - 2.0%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	2,663,950		2,660,873	(d)(j)(k)

See Notes to Schedule of Investments.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.7%
Airlines - 0.7%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	960,000	$1,006,022	(d)(j)(k)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,140,000	1,193,797	(d)(j)(k)

TOTAL INDUSTRIALS				2,199,819

INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Vericast Corp., 2021 Extended Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	8.750%	6/16/26	1,174,180	1,054,120	(d)(j)(k)

MATERIALS - 0.2%
Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	862,335	815,371	(e)(g)(h)(j)(k)

TOTAL SENIOR LOANS (Cost - $6,696,545)				6,730,183

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,340,000	3,037,730

INDUSTRIALS - 0.4%
Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,440,000	1,340,640

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,262,013)				4,378,370

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Obligations - 0.5%
U.S. Treasury Notes	0.750%	4/30/26	1,250,000	1,200,391
U.S. Treasury Notes	0.500%	4/30/27	500,000	469,238

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,694,934)				1,669,629

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $913,500)	9.500%		870	945,084

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $14,234)	5/28/28	14,866	$4,458	*

		SHARES
COMMON STOCKS - 0.0%††
MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd. (Cost - $0)		906	0	*(g)(h)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $304,377,062)			318,740,122

	RATE
SHORT-TERM INVESTMENTS - 3.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $10,307,479)	0.010%	10,307,479	10,307,479	(l)

TOTAL INVESTMENTS - 99.0% (Cost - $314,684,541)			329,047,601
Other Assets in Excess of Liabilities - 1.0%			3,180,935

TOTAL NET ASSETS - 100.0%			$332,228,536

See Notes to Schedule of Investments.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of February 28, 2022.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $10,307,479 and the cost was $10,307,479 (Note 2).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	319,477	CAD	406,679	Goldman Sachs Group Inc.	4/19/22	$(1,422)
USD	584,895	EUR	517,037	Goldman Sachs Group Inc.	4/19/22	4,023
USD	7,155,496	GBP	5,277,487	Goldman Sachs Group Inc.	4/19/22	74,136
MXN	1,187,600	USD	57,225	JPMorgan Chase & Co.	4/19/22	247

Total						$76,984

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the

19

Notes to Schedule of Investments (unaudited) (cont’d)

“Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$10,218,965	$0	*	$10,218,965
Other Corporate Bonds & Notes	—	278,095,493	—		278,095,493
Sovereign Bonds	—	16,697,940	—		16,697,940
Senior Loans:
Materials	—	—	815,371		815,371
Other Senior Loans	—	5,914,812	—		5,914,812
Convertible Bonds & Notes	—	4,378,370	—		4,378,370
U.S. Government & Agency Obligations	—	1,669,629	—		1,669,629
Convertible Preferred Stocks	—	945,084	—		945,084
Warrants	$4,458	—	—		4,458
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	4,458	317,920,293	815,371		318,740,122

Short-Term Investments†	10,307,479	—	—		10,307,479

Total Investments	$10,311,937	$317,920,293	$815,371		$329,047,601

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$78,406	—		$78,406

Total	$10,311,937	$317,998,699	$815,371		$329,126,007

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Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,422	—	$1,422

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2022. The following transactions were effected in such company for the period ended February 28, 2022.

	Affiliate Value at May 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,285,530	$72,593,241	72,593,241	$63,571,292	63,571,292

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)		Affiliate Value at February 28, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$442		—	$10,307,479

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